ACQUISITION OF ACS	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3:-	ACQUISITION OF ACS

On December 31, 2015 (the "Closing Date"), the Company entered into a share purchase agreement, according to which the Company acquired 100%
of the outstanding shares of ACS, a Dutch company which provides unified communications solutions. Following the transaction, ACS became a wholly-owned subsidiary of the Company.

As part of the share purchase agreement, the Company agreed to pay an earn-out amount based on the sales of the Company’s products related to ACS technology (the “ACS Products”) during the years 2016 until 2018. The earn-out amount is calculated based on:
(a) 20% of the net revenues from ACS Products (the "ACS Revenues") after the first $2,000 of ACS Revenues up to an earn-out payment of $2,000, plus (b) an additional amount of 10% of ACS Revenues after the first $20,000 of ACS Revenues (the "ACS Earn-Out"). In March 2018, the Company paid $151 in relation to the ACS Earn-Out.

The acquisition was accounted for using the purchase method. The $4,109 purchase price for the acquisition was composed of the following amounts: (i) a $2,000 payment in cash payable on the Closing Date, and (ii) $2,109, which represented the fair value of the ACS Earn-Out.

In addition, the Company agreed to pay $500 after 12 months and an additional $500 after 24 months following the Closing Date upon meeting cumulative conditions (including service conditions) for each of these two periods (the "Deferred Payments"). The Deferred Payments were recorded as payroll expenses during the periods for which the deferred payments remain contingent. The Company recorded $750 and $198 expenses related to the Deferred Payments during the years ended December 31, 2016 and 2017, respectively. In February 2017 and in March 2018, the Company paid $448 and $500, respectively, in relation to the deferred payments.

The fair value of the ACS Earn-Out was estimated by utilizing the income approach, taking into account the potential cash payments discounted to arrive at a present value amount, based on the Company's expectation as to future revenues of ACS Products in the three subsequent annual periods following the Closing Date. The discount rate was based on the market interest rate and estimated operational capitalization rate.

Since the actual and expected revenues from ACS Products in the years ended December 31, 2017 and 2018 were different than the Company’s original expectations, the Company recorded income of $118 and expense of $(206) in the years ended December 31, 2017 and 2018, respectively, as revaluation of the ACS Earn-Out liability. Such income (expense) is included in general and administrative expenses in the consolidated statements of operations for the years ended
December 31, 2017 and 2018.

As of December 31, 2017 and 2018,
the estimated fair value of the ACS Earn-Out amounted to
$378 and $433, respectively.